Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2025
Employee and Director Benefit Programs
Change in accumulated benefit obligation
(Dollars in thousands)
	2025	2024

Benefit obligation at beginning of period	$5,426	5,268
Service cost	368	521
Interest cost	71	101
Benefits paid	(341)	(464)

Benefit obligation at end of period	$5,524	5,426

Amounts recognized in the Consolidated Balance Sheet
(Dollars in thousands)
	2025	2024

Benefit obligation	$5,524	5,426
Fair value of plan assets	-	-
(Dollars in thousands)
	2025	2024

Funded status	$(5,524)	(5,426)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(5,524)	(5,426)

Unfunded accrued liability	$(5,524)	(5,426)
Intangible assets	-	-

Net amount recognized	$(5,524)	(5,426)

Schedule of net benefit costs
(Dollars in thousands)
	2025	2024

Service cost	$368	521
Interest cost	71	101

Net periodic cost	$439	622

Weighted average discount rate assumption used to determine benefit obligation	5.50%	5.50%

Schedule of expected benefit payments
(Dollars in thousands)

Year ending December 31,
2026	$373
2027	483
2028	491
2029	530
2030	456
Thereafter	8,563